Share Capital - Schedule of Outstanding Warrants (Details) (10-K)		12 Months Ended
		Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 $ / shares shares
Number of warrants, beginning balance | shares	[1]	3,398,996	3,398,996	688,721	688,721
Number of warrants, Expired | shares
Number of warrants, ending balance | shares	[1]	2,546,065	2,546,065	3,398,996	3,398,996
Weighted average exercise price, beginning balance	[1]	$ 6.05		$ 1.84
Weighted average exercise price, Granted	[1]
Weighted average exercise price, Cancelled	[1]
Weighted average exercise price, Expired
Weighted average exercise price, ending balance	[1]	$ 7.46		$ 6.05
CAD [Member]
Weighted average exercise price, beginning balance	[1]		$ 7.70		$ 2.34
Weighted average exercise price, Granted	[1]
Weighted average exercise price, Cancelled	[1]
Weighted average exercise price, ending balance	[1]		$ 9.50		$ 7.70
Granted During Quarter 1, 2019 [Member
Number of warrants, Granted | shares	[1]			210,526	210,526
Weighted average exercise price, Granted	[1]			$ 1.87
Expiry Date				Jan. 16, 2022	Jan. 16, 2022
Granted During Quarter 1, 2019 [Member | CAD [Member]
Weighted average exercise price, Granted	[1]				$ 2.38
Granted During Quarter 1, 2019 One [Member
Number of warrants, Granted | shares	[1]			16,842	16,842
Weighted average exercise price, Granted	[1]			$ 1.31
Expiry Date				Jan. 21, 2022	Jan. 21, 2022
Granted During Quarter 1, 2019 One [Member | CAD [Member]
Weighted average exercise price, Granted	[1]				$ 1.66
Granted During Quarter 2, 2019 [Member
Number of warrants, Granted | shares	[1]			1,563,806	1,563,806
Weighted average exercise price, Granted	[1]			$ 7.46
Expiry Date				May 02, 2024	May 02, 2024
Granted During Quarter 2, 2019 [Member | CAD [Member]
Weighted average exercise price, Granted	[1]				$ 9.50
Granted During Quarter 2, 2019 One [Member
Number of warrants, Granted | shares	[1]			986,068	986,068
Weighted average exercise price, Granted	[1]			$ 7.46
Expiry Date				May 10, 2024	May 10, 2024
Granted During Quarter 2, 2019 One [Member | CAD [Member]
Weighted average exercise price, Granted	[1]				$ 9.50
Cancelled During Quarter 2, 2019 [Member
Number of warrants, Cancelled | shares	[1]			(63,157)	(63,157)
Weighted average exercise price, Cancelled	[1]			$ 1.87
Expiry Date				Aug. 24, 2024	Aug. 24, 2024
Cancelled During Quarter 2, 2019 [Member | CAD [Member]
Weighted average exercise price, Cancelled	[1]				$ 2.38
Granted During Quarter 3, 2019 [Member
Number of warrants, Granted | shares	[1]			1,453	1,453
Weighted average exercise price, Granted	[1]			$ 7.46
Expiry Date				May 10, 2024	May 10, 2024
Granted During Quarter 3, 2019 [Member | CAD [Member]
Weighted average exercise price, Granted	[1]				$ 9.50
Cancelled During Quarter 3, 2019 [Member
Number of warrants, Cancelled | shares	[1]			(5,263)	(5,263)
Weighted average exercise price, Cancelled	[1]			$ 7.46
Expiry Date				May 10, 2024	May 10, 2024
Cancelled During Quarter 3, 2019 [Member | CAD [Member]
Weighted average exercise price, Cancelled	[1]				$ 9.50
Exercised During Quarter 4, 2020 [Member]
Number of warrants, Exercised | shares	[1]	(365,112)	(365,112)
Weighted average exercise price, Exercised	[1]	$ 1.87
Expiry Date	[2]	Dec. 21, 2021	Dec. 21, 2021
Exercised During Quarter 4, 2020 [Member] | CAD [Member]
Weighted average exercise price, Exercised	[1]		$ 2.38
Expired during quarter 4, 2020 [Member]
Number of warrants, Expired | shares	[1]	(63,157)	(63,157)
Weighted average exercise price, Expired	[1]	$ 1.87
Expiry Date	[2]	Oct. 15, 2021	Oct. 15, 2021
Expired during quarter 4, 2020 [Member] | CAD [Member]
Weighted average exercise price, Expired	[1]		$ 2.38
Expired during quarter 4, 2020 [Member]
Number of warrants, Expired | shares	[1]	(163,610)	(163,610)
Weighted average exercise price, Expired	[1]	$ 1.87
Expiry Date	[2]	Dec. 21, 2021	Dec. 21, 2021
Expired during quarter 4, 2020 [Member] | CAD [Member]
Weighted average exercise price, Expired	[1]		$ 2.38
Expired during quarter 4, 2020 [Member]
Number of warrants, Expired | shares	[1]	(33,684)	(33,684)
Weighted average exercise price, Expired	[1]	$ 1.30
Expiry Date	[2]	Dec. 31, 2021	Dec. 31, 2021
Expired during quarter 4, 2020 [Member] | CAD [Member]
Weighted average exercise price, Expired	[1]		$ 1.66
Expired during quarter 4, 2020 [Member]
Number of warrants, Expired | shares	[1]	(210,526)	(210,526)
Weighted average exercise price, Expired	[1]	$ 1.87
Expiry Date	[2]	Jan. 16, 2022	Jan. 16, 2022
Expired during quarter 4, 2020 [Member] | CAD [Member]
Weighted average exercise price, Expired	[1]		$ 2.38
Expired during quarter 4, 2020 [Member]
Number of warrants, Expired | shares	[1]	(16,842)	(16,842)
Weighted average exercise price, Expired	[1]	$ 1.30
Expiry Date	[2]	Jan. 21, 2022	Jan. 21, 2022
Expired during quarter 4, 2020 [Member] | CAD [Member]
Weighted average exercise price, Expired	[1]		$ 1.66

[1]	reflects the 1:4.75 reverse stock split effected on November 29, 2020.
[2]	pursuant to the terms of the warrants, the warrants were accelerated to expire on October 10, 2020 due to occurrence of an acceleration event. Accordingly, any unexercised warrants were terminated.